SIGNIFICANT CUSTOMERS	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
SIGNIFICANT CUSTOMERS

NOTE 10. SIGNIFICANT CUSTOMERS

Carriers representing 10% or more of total revenue are presented in the table below:

Insurance Carrier	December 31, 2024	December 31, 2023
Priority Health	32%	35%
BlueCross BlueShield	18%	15%

No other single insurance carrier accounted for more than 10% of the Company’s commission revenues. The loss of any significant customer could have a material adverse effect on the Company.